Share-Based Plans - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended							12 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Donald Glidewell [Member]	Dec. 31, 2013 2006 Equity incentive plan [Member]	Dec. 31, 2012 2006 Equity incentive plan [Member]	Jul. 31, 2006 2006 Equity incentive plan [Member]	Dec. 31, 2013 2011 Stock plan [Member]	Jul. 31, 2011 2011 Stock plan [Member]	Dec. 31, 2013 Stock incentive plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares authorized									1,434,000		1,167,000	1,600,000
Number of shares available for grant	1,128,000		1,194,000	352,000			0	0		0	0
Number of stock options exercised, subject to repurchase							0	0
Number of options outstanding	2,974,000		2,608,000	2,067,000			705,000			1,131,000		772,000
Number of options weighted average exercise price			$ 8.56	$ 3.86			$ 1.04			$ 7.67		$ 16.74
Number of options vested							624,000			420,000		11,000
Number of options exercised	378,000		217,000				204,000			13,000		0
Number of options canceled			278,000				116,000			120,000		42,000
Exercise of incentive stock options											2,446,000
Percentage increase by number of shares of common stock outstanding												3.50%
Options vesting percentage			25.00%
Vesting of options, description			Generally, options vest 25% on the first anniversary from the date of grant and 1/48 per month thereafter
Total intrinsic value of options exercised			$ 2,801,000	$ 93,000	$ 7,000
Estimated fair value of options vested			1,314,000	489,000	228,000
Weighted-average estimated fair value of options granted			$ 10.35	$ 4.24	$ 0.78
Share-based compensation expense	1,522,000	249,000	2,300,000	662,000	271,000	266,000
Tax benefit not recognized			0	0	0
Unvested options granted to employees stock option plans			$ 10,454,000			$ 444,000
Weighted-average remaining term			3 years 3 months 18 days			3 months 18 days
Accelerated vesting of Donald Glidewell's	444,000
Number of options granted	769,000		1,036,000
Weighted-average exercise price per share	$ 14.87		$ 15.76
Weighted-average exercise price per share, exercised	$ 2.49		$ 1.18